TAXES PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TAXES PAYABLE
VAT	¥ 44	¥ 1,188
Income tax	209	18
Property tax	718	718
Other	47	10
Taxes payable	¥ 1,018	¥ 1,934